                         OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
                         Supplement dated February 27, 2008, to the
                              Prospectus dated August 27, 2007

Effective February 27, 2008, this supplement amends the Prospectus of Oppenheimer
International Diversified Fund (the "Fund"), dated August 27, 2007, as follows:

1.  The section titled "The Fund's Investment Objective and Principal Investment Strategies
- What Does the Fund Mainly Invest In?" beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund is a special type of mutual fund known as a
"fund of funds" because it invests in other mutual funds. Under normal market conditions, the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), will invest the
Fund's assets in shares of some or all of the Oppenheimer global or international funds listed below. Those Funds are referred to as the "Underlying Funds." "Normal market conditions" are when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager. The Fund may also invest in shares of money market mutual funds in the Oppenheimer family of funds.

The Fund seeks to achieve its objective by allocating its assets among the following
Underlying Funds:

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Oppenheimer Developing Markets Fund
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Oppenheimer Global Opportunities Fund
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Oppenheimer International Bond Fund
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Oppenheimer International Growth Fund
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Oppenheimer International Small Company Fund
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Oppenheimer International Value Fund
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Oppenheimer Master International Value Fund, LLC
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Oppenheimer Quest International Value Fund, Inc.
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The Underlying Funds were chosen based on the Manager's determination that they could provide growth of capital and/or investment income. The Fund's allocations to the
Underlying Funds are expected to be as follows: Oppenheimer International Growth Fund 30%;
Oppenheimer International Value Fund, Oppenheimer Master International Value Fund, LLC and
Oppenheimer Quest International Value Fund, Inc., combined, 30%; Oppenheimer International
Small Company Fund 15%; Oppenheimer Developing Markets Fund 15%; and Oppenheimer
International Bond Fund 10%. The Manager will monitor the Underlying Fund selections and periodically rebalance the Fund's investments in response to changing market or economic conditions. The Fund may change these expected allocations in response to changing market conditions, but it does not anticipate investing in fewer than three of the Underlying
Funds, and will not invest more than 50% of the Fund's net assets in any single Underlying
Fund.

The Manager will seek to diversify the Fund's investments internationally and among different investment styles and market capitalizations. Based on the Manager's evaluation of changing market conditions, it may allocate more of the Fund's assets to Underlying
Funds that emphasize value or growth investments, larger or smaller capitalization companies and developed or developing markets. The Manager may change the weightings in the
Underlying Funds or the Fund's Board may chose to include other Oppenheimer global or international funds as Underlying Funds at any time, without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Manager is unable to immediately invest funds received from purchases of Fund shares or from redemptions of other investments.

2. The last bullet point following the first paragraph in the section titled "About the
Fund's Investments - The Fund's Principal Investment Policies and Risks - Investments in
the Underlying Funds" on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Investments in the Underlying Funds.  Under normal circumstances, the Fund invests mainly in shares of the Underlying Funds. These Underlying Funds were chosen based on the
Manager's determination that they could provide long-term growth of capital and/or current income.

o     Oppenheimer International Value Fund, Oppenheimer Master International Value Fund,
      LLC and Oppenheimer Quest International Value Fund, Inc. each invests mainly in common stocks of companies outside the United States that management believes are undervalued.

3.  In the section titled "About the Fund's Investments - Other Investment Strategies -
Hedging" on page 17 of the Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

Hedging.  Some of the Underlying Funds may buy and sell certain kinds of futures contracts, put options and call options and may enter into swaps and forward contracts (sometimes referred to as "hedging instruments").  These Underlying Funds are not required to use hedging instruments to seek their objectives.  While some of the Underlying Funds may use forward contracts or swaps to attempt to hedge foreign currency risks, they might not make extensive use of other hedging instruments.  Some of the Underlying Funds may use hedging instruments for speculative purposes.

4. The following is inserted at the beginning of the section titled "More Information About the Underlying Funds" beginning on page 54 of the Prospectus:

More information about an Underlying Fund's investment policies and risk can be found in the prospectus and Statement of Additional Information that are included in that Underlying
Fund's registration statement. The registration statements for the Underlying Funds are available on the EDGAR database on the Securities and Exchange Commission's Internet
website at www.sec.gov. The prospectuses and Statements of Additional Information for the
Underlying Funds are also available without charge upon request by contacting
OppenheimerFunds Services toll free at 1.800.CALL OPP (225.5677), or certain documents can be downloaded on the OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

Oppenheimer Master International Value Fund, LLC - The Fund seeks long-term capital appreciation by investing in common stocks of foreign companies that the portfolio manager believes to be undervalued.  Shares of the Fund are not publicly offered or sold.
      The Fund currently invests mainly in common stocks of companies believed by the
Fund's investment manager, OppenheimerFunds, Inc. to be undervalued, that are domiciled outside the United States or have their primary operations outside the United States.
      The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range.  For example, the Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.
      The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia.  It can invest 100% of its assets in foreign securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

February 27, 2008                                            PS0195.003

                     OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
                     Supplement dated February 27, 2008 to the
             Statement of Additional Information dated August 27, 2007

Effective February 27, 2008, this supplement amends the Statement of Additional
Information (the "SAI") of Oppenheimer International Diversified Fund (the "Fund"),
dated August 27, 2007, as follows:

1. The section titled "Additional Information About the Fund's Investment Policies
and Risks - The Underlying Funds' Investment Policies" on page 2 of the SAI is deleted in its entirety and replaced with the following:

      The Underlying Funds' Investment Policies. The Fund can invest in various
Oppenheimer funds. The Fund normally invests in a portfolio consisting of an allocation in Class A or Class Y shares of other Oppenheimer funds, referred to as
"Underlying Funds." The Prospectus contains a brief description of the following
Underlying Funds: Oppenheimer Developing Markets Fund ("Developing Markets Fund"),
Oppenheimer Global Opportunities Fund ("Global Opportunities Fund"), Oppenheimer
International Bond Fund ("International Bond Fund"), Oppenheimer International
Growth Fund ("International Growth Fund"), Oppenheimer International Small Company
Fund ("International Small Company Fund"), Oppenheimer International Value Fund
("International Value Fund"), Oppenheimer Master International Value Fund, LLC
("Master International Value Fund") and Oppenheimer Quest International Value Fund,
Inc. ("Quest International Value Fund"), including each Underlying Fund's investment objective. Set forth below is supplemental information about the types of securities the Underlying Funds may invest in, as well as strategies the
Underlying Funds may use to try to achieve their objectives.

      For more complete information about the investment policies and strategies of the Underlying Funds, please refer to each such Underlying Fund's prospectus and
SAI available by calling 1.800.225.5677, or certain documents can be downloaded from the OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

2. The first paragraph in the section titled "Additional Information About the
Fund's Investment Policies and Risks - Value Investing" beginning on page 5 of the
SAI is deleted in its entirety and replaced with the following:

Value Investing. International Value Fund, Master International Value Fund and
Quest International Value Fund use a value investing style. In selecting equity investments for these portfolios, the portfolio managers currently use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the portfolios will realize appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

3. The section titled "Other Investment Restrictions - Do the Underlying Funds Have
Additional Fundamental Policies?" beginning on page 41 of the SAI is amended by adding the following immediately above the heading "Quest International Value Fund":

                          Master International Value Fund

o     Master International Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Master International
          Value Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Master International Value Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Master International Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Master International Value Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Master International Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Master International Value Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Master International Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. The section titled "Other Investment Restrictions - Do the Underlying Funds Have
Any Restrictions That Are Not Fundamental?" beginning on page 47 of the SAI is deleted in its entirety and replaced with the following:

Do The Underlying Funds Have Any Restrictions That Are Not Fundamental? Each of the
Underlying Funds has its own investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of each respective Underlying Fund's Board of Trustees or Directors without shareholder approval. Those policies may differ from the policies of the Fund or the other
Underlying Funds. The Fund and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are non-fundamental policies of the Underlying Funds as indicated
below.

o     For purposes of each applicable Underlying Fund's policy not to concentrate its investments as described above, each applicable Underlying Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

o     No Underlying Fund can invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot invest in companies for the purpose of acquiring control or management of them.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot invest in or hold securities of any issuer if officers and Trustees of the Fund or the Manager individually beneficially own more than1/2of 1% of the securities of that issuer and together own more than 5%
      of the securities of that issuer.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot pledge any of their respective assets. However, this does not prohibit the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connections with any of the hedging instruments permitted by any of its other investment policies.

o     Oppenheimer International Small Company Fund and Oppenheimer Developing
      Markets Fund cannot purchase securities on margin. However, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies. Oppenheimer Quest International
      Value Fund, Inc. cannot purchase securities on margin (except for short-term loans that are necessary for the clearance of purchases of portfolio securities) or make short sales. Collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions.

o     Oppenheimer Quest International Value Fund, Inc. cannot invest in oil, gas or other mineral exploration or development programs.

o     Oppenheimer Quest International Value Fund, Inc. cannot invest in real estate limited partnership programs.

o     Oppenheimer Quest International Value Fund, Inc. cannot invest more than 5%
      of its assets in unseasoned issuers.

o     Oppenheimer Quest International Value Fund, Inc. cannot purchase warrants if more than 5% of its total assets would be invested in warrants.

o     Oppenheimer Global Opportunities Fund cannot sell securities short except in short sales "against-the-box." However, the Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o     Oppenheimer International Growth Fund cannot sell securities short except in collateralized transactions. In those cases the Fund must own an equivalent amount of the securities sold short. Not more than 15% of the Fund's net assets may be held as collateral for short sales at any time. The Fund does not expect to engage in this type of transaction as part of its normal portfolio management techniques.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments from illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

February 27, 2008                                                 PX0195.001